October 14, 2008

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Catalyst Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 18 to the Trust’s Registration Statement.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of the filing is to register shares of the Compass EMP Conservative to Moderate Fund and the Compass EMP Long-Term Growth Fund.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP